Organization and Principal Activities - Schedule of Information about Company’s Subsidiaries (Details)	6 Months Ended
Dec. 31, 2024
Big Tree Cloud International Group Limited (“DSY”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 21, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Plutonian Acquisition Corporation (“Plutonian”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 11, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Bright Connected Limited (“DSY BVI”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 01, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Hongkong Ploutos International Holdings Limited (“DSY HK”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Jul. 14, 2023
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 16, 2020
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Shenzhen Big Tree Cloud Import and Export Trading Co., Ltd. (“DSY Shenzhen”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Jul. 02, 2020
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products
Dongguan Big Tree Cloud Daily Necessities Co. Ltd. (“DSY Dongguan”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Jul. 14, 2022
Percentage of effective ownership	100.00%
Principal Activities	Manufacturing personal care products
Shenzhen Jingxiyun Trading Co., Ltd. (“Jingxiyun Shenzhen”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 20, 2021
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products
Shenzhen Big Tree Cloud Commercial Chain Management Co. Ltd. (“DSY Commercial Shenzhen”) [Member]
Schedule of Information about Company’s Subsidiaries [Line Items]
Date of Incorporation	Jan. 19, 2023
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products